Shareholder Report, Average Annual Return (Details) 276250_Jensen Quality Growth Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	60 Months Ended	116 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (without sales charge)
Average Annual Return, Percent	3.53%	6.41%	11.72%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	29.78%	14.15%	15.74%